Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001969401
Amendment Description	Amendment No. 2
Document Type	F-1/A
Entity Registrant Name	LINKAGE GLOBAL INC
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	5961
Entity Address, Address Line One	2-23-3 Minami-Ikebukuro
Entity Address, City or Town	Toshima-ku Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	171-0022
City Area Code	+03
Local Phone Number	5927-9261
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	31 Hudson Yards
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	(347)
Local Phone Number	770-0566
Contact Personnel Name	c/o Yang (Angela) Wang
Entity Address, Address Line Two	Office 14
Entity Address, State or Province	NY